SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	9 Months Ended
	Dec. 31, 2013 M	Mar. 31, 2013
Subsequent Events 1		$ 25,000
Subsequent Events 2		10.00%
Subsequent Events 3		1.5
Subsequent Events 1	280,000
Subsequent Events 2	190,756
Subsequent Events 3	39,543
Subsequent Events 4	60
Subsequent Events 5	2,512
Subsequent Events 6	$ 28,585